Inventories	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventories
6.	Inventories
Inventories consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB	US$
Raw materials	49,127	45,471	6,404
Work in progress	4,939	7,900	1,113
Finished goods	28,188	15,333	2,160

Inventories, total	82,254	68,704	9,677
Inventories provision	(9,890)	(9,216)	(1,298)

	72,364	59,488	8,379